Advances to suppliers (Details 1) - Advances to suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advances to suppliers [Line Items]
Balance at beginning of year	$ 627,151	$ 611,033
Addition to doubtful accounts expense	809,411	58,791
Deduction - utilization or return of advances	0	(83,963)
Translation adjustments	(9,793)	41,290
Balance at end of year	$ 1,426,769	$ 627,151